Annual Total Returns [BarChart] - iShares Core 5-10 Year USD Bond ETF - iShares Core 5-10 Year USD Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2017	3.89%
Annual Return 2018	0.07%
Annual Return 2019	8.82%
Annual Return 2020	6.37%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -2.36%